Proposed Merger Agreement (Details Narrative) - USD ($)		3 Months Ended
	Mar. 26, 2026	Mar. 31, 2026
Eos SENOLYTIXS Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage employer		6.00%
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from other equity	$ 19,000,000
Merger Agreement [Member] | Eos SENOLYTIXS Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from other equity	19,000,000
Investments	1,000,000
Debt instrument amount	$ 2,500,000
Percentage employer		94.00%